Notes Payable (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 28, 2011 Previous Borrowing Capacity [Member]	Dec. 31, 2011 Agreement [Member]	Dec. 31, 2011 Federal Funds Rate [Member]	Dec. 31, 2011 Lender's Prime Rate [Member]	Dec. 31, 2011 Eurodollar Rate [Member]	Dec. 31, 2011 British Bankers Association's LIBOR Rate [Member]	Dec. 31, 2011 Great Lakes Advisors [Member]
Debt Instrument [Line Items]
Notes payable	$ 52,822,000	$ 1,000,000		$ 1,000,000
Notes payable outstanding	51,000,000								1,800,000
Interest rate on loan agreement				4.50%					1.25%
Loan agreement with unaffiliated banks, amount	76,000,000
Revolving note	75,000,000
Revolving note maturity date	October 26, 2012
Credit facility, current	75,000,000		50,000,000
Notes payable, due date	Jun. 01, 2015
Line of credit facility, amount outstanding	$ 50,000,000
Interest rate basis points on borrowings	450				100	50	150	350	100
Percentage of commitment fee payment	0.50%